9. STOCKHOLDERS EQUITY (Details 3)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stockholders Equity Tables
Outstanding at beginning of year	757,500	250,000	500,000
Granted	603,400	757,500	0
Forfeited	(25,000)	0	0
Vested	(378,750)	(250,000)	(250,000)
Outstanding at end of year	957,150	757,500	250,000